Loans and borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Summary of financing cash flows

Changes from financing cash flows	$’000
Balance at January 1, 2020	—
Convertible loan notes issued	100,000
Convertible loan notes converted	(30,000)
Other loans	357

Balance at December 31, 2020	70,357

Changes from financing cash flows	$’000
Balance at January 1, 2021	70,357
Convertible loan notes issued	—
Convertible loan notes converted	(70,000)
Other loans	116

Balance at June 30, 2021	473

Changes from financing cash flows	$’000
Balance at January 1, 2020	—
Convertible loan notes issued	100,000
Convertible loan notes converted	(30,000)
Other loans	357

Balance at December 31, 2020	70,357